Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Unrealized Gains and Losses on Available-for-Sale Securities, Beginning balance	$ (4)	$ 129
Unrealized Gains and Losses on Available-for-Sale Securities, Other comprehensive (loss) income before reclassifications	(57)	(63)
Unrealized gains and losses on available - for - sale securities, Amounts reclassified from AOCI	(24)	(70)
Unrealized Gains and Losses on Available-for-Sale Securities, Ending balance	(85)	(4)
Unrealized Loss on Securities Transferred to Held-to-Maturity, Beginning balance		208	$ 355
Unrealized Loss on Securities Transferred to Held-to-Maturity, Other comprehensive income before reclassifications	208	147
Unrealized Losses on Securities Transferred to Held to Maturity, Amounts reclassified from AOCI
Unrealized Loss on Securities Transferred to Held-to-Maturity, Ending balance		(208)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(212)	(226)
Other comprehensive income before reclassifications	151	84
Amounts reclassified from AOCI	(24)	(70)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ (85)	$ (212)